Condensed Statement of Changes in Stockholders' Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Payments of Stock Issuance Costs	$ 93
Series C Convertible Preferred Stock [Member]
Payments of Stock Issuance Costs	$ 131